SCHEDULE OF SEGMENT REPORTING INFORMATION, BY SEGMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 2,757,832	$ 11,684,297	$ 7,044,263	$ 17,602,512	$ 24,734,759	$ 10,172,379
Intersegment revenue			2,415		2,304
Interest income			2,051		230
Interest expense	617	1,026	2,849	5,955	19,142	20,799
Depreciation and amortization			71,397		101,014
Operating income (loss)	(38,263)	$ (3,492,921)	38,437	(3,304,489)	(3,608,174)	(864,318)
Segment assets	14,386,651		14,386,651		18,424,084	8,421,978
Expenditures for segment assets			142,922	$ 400,585	405,851	$ 136,001
Garment Manufacturing Segment [Member]
Segment Reporting Information [Line Items]
Revenues			2,462,532		6,896,410
Intersegment revenue			2,415		2,304
Interest income			1,886		23
Interest expense			2,231		16,787
Depreciation and amortization			2,805		5,036
Operating income (loss)			124,748		327,161
Segment assets	1,802,162		1,802,162		4,410,466
Expenditures for segment assets					79,460
Logistic Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues			2,425,402		4,580,733
Intersegment revenue
Interest income			33		0
Interest expense			285		795
Depreciation and amortization			55,620		90,549
Operating income (loss)			110,109		191,730
Segment assets	2,608,999		2,608,999		2,236,574
Expenditures for segment assets			115,359		326,391
Property Management and Subleasing [Member]
Segment Reporting Information [Line Items]
Revenues			2,156,329		1,278,517
Intersegment revenue
Interest income			128		8
Interest expense			245		7
Depreciation and amortization			11,484
Operating income (loss)			33,091		4,220
Segment assets	8,547,438		8,547,438		9,316,090
Expenditures for segment assets			27,563
Epidemic Prevention Supplies Segment [Member]
Segment Reporting Information [Line Items]
Revenues					11,979,099
Intersegment revenue
Interest income
Interest expense
Depreciation and amortization			1,488		5,429
Operating income (loss)					(3,280,313)
Segment assets	101,885		101,885		33,737
Expenditures for segment assets
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenues
Intersegment revenue
Interest income			4		199
Interest expense			88		1,553
Depreciation and amortization
Operating income (loss)			(229,511)		(850,972)
Segment assets	$ 1,326,167		1,326,167		2,342,379
Expenditures for segment assets